Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES
Accrued liabilities consist of the following:

	December 31,
(In thousands)	2017	2016
Payroll and related expenses	$70,724	$68,102
Interest	19,858	33,407
Gaming liabilities	55,961	41,942
Player loyalty program liabilities	24,489	25,548
Advance deposits	18,922	16,999
Outstanding chip liability	4,928	4,553
Dividends payable	5,632	—
Other accrued liabilities	54,632	67,003
Total accrued liabilities	$255,146	$257,554